BUSINESS COMBINATION (Acquisition of Best Partners, Narrative) (Details) - USD ($) $ in Thousands			4 Months Ended	12 Months Ended
	Sep. 03, 2013	Sep. 01, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues				$ 406,691	$ 332,324	$ 196,702
Net income				$ (1,303)	$ (76,738)	$ (1,856)
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years
Best Partners [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Share consideration, fair value of shares		$ 20,960
Net revenues			$ 6,220
Net income			$ 1,596
Best Partners [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 3,339
Identified intangible assets, estimated useful life	3 years 3 months 18 days
Best Partners [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares		6,150,342
Share consideration, fair value of shares		$ 20,960